Financial Instruments - Market Risk - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Assumed weakening of foreign currencies	10.00%
Decrease in carrying value of net assets due to assumed weakening of foreign currencies	£ 803	£ 749
Decrease in net borrowings	£ 713	526
Assumed strengthening of foreign currencies	10.00%
Increase the carrying value of net assets, excluding net borrowings	£ 803	749
Increase net borrowings	713	526
Decrease in net profit	95	129
Increase in net profit	£ 95	129
Foreign currency exposure management [member]
Disclosure of detailed information about financial instruments [line items]
Hedging of highly predictable future cash flows	24 months
Foreign currency exposure management [member] | Scientific, Technical & Medical subscription businesses [member]
Disclosure of detailed information about financial instruments [line items]
Hedging of highly predictable future cash flows	50 months
Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of borrowings with either fixed interest rate or fixed through the use of interest rate swaps, forward rate agreements or options	65.00%
Borrowings, interest rate basis	1.00%
Decrease in net finance costs	£ 23	31
Increase in net finance costs	23	31
Increase in net equity	1	1
Decrease in net equity	£ 1	£ 1